Commitments And Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Standby letters of credit
Commitments And Contingencies [Line Items]
Contractual obligations	$ 4,592	$ 14,122
Commercial letters of credit
Commitments And Contingencies [Line Items]
Contractual obligations	1,991	1,555
Home equity - junior liens (including lines of credit) | Commitments to extend credit:
Commitments And Contingencies [Line Items]
Contractual obligations	175,312	174,417
Commercial Real Estate | Commitments to extend credit:
Commitments And Contingencies [Line Items]
Contractual obligations	50,298	42,209
Other commitments | Commitments to extend credit:
Commitments And Contingencies [Line Items]
Contractual obligations	$ 145,283	$ 201,065